CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 203,394	$ 301,013	$ 186,567
Right of use assets acquisition owed	237,298	186,447	142,387
Joint ventures acquisition cancelled with government bonds		1,191
Other liabilities for acquisition of companies and joint ventures		8,552	4,129
Other receivables offset with acquisition of companies and joint ventures	8,332
Dividends payment made with investments not considered as cash and cash equivalents (See "Dividends paid")	118,854	227,443	306,909
Trade payables cancelled with borrowings	23,425	$ 74,268	72,805
Trade receivables cancelled with government bonds			$ 4,551
Trade payables cancelled with government bonds	21,026
Exchange Notes	133,156
Transaction with non-controlling interest offset against other receivables	1,304
Dividend payable from subsidiaries	$ 825